FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair value of financial liabilities on a recurring basis

The following table presents the estimated fair value of financial liabilities measured at estimated fair value on a recurring basis included in the Company’s financial statements as of March 31, 2015:

		Level 1	Level 2	Level 3
	Total carrying value	Quoted market prices in active markets	Internal Models with significant observable market parameters	Internal models with significant unobservable market parameters
Derivative liabilities	$3,396,940	$-	$-	$3,396,940

The following table presents the estimated fair value of financial liabilities measured at estimated fair value on a recurring basis included in the Company’s financial statements as of December 31, 2014:

		Level 1	Level 2	Level 3
	Total carrying value	Quoted market prices in active markets	Internal Models with significant observable market parameters	Internal models with significant unobservable market parameters
Derivative liabilities	$1,569,522	$-	$-	$1,569,522

		Level 1	Level 2	Level 3
	Total carrying value	Quoted market prices in active markets	Internal Models with significant observable market parameters	Internal models with significant unobservable market parameters
Derivative liabilities	$1,569,522	$-	$-	$1,569,522

Changes in recurring fair value measurements included in net loss

The following table presents the changes in recurring fair value measurements included in net loss for the three months ended March 31, 2015:

	Recurring Fair Value Measurements
	Changes in Fair Value Included in Net Loss For the Three Months Ended March 31, 2015
	Revenues	Expenses	Total
Derivative liabilities	$-	$(142,922)	$(142,922)

The following table presents the changes in recurring fair value measurements included in net loss for the three months ended March 31, 2014:

	Recurring Fair Value Measurements
	Changes in Fair Value Included in Net Loss For the Three Months Ended March 31, 2014
	Revenues	Expenses	Total
Derivative liabilities	$-	$(2,125,537)	$(2,125,537)

	Recurring Fair Value Measurements
	Changes in Fair Value Included in Net Loss For the Year Ended December 31, 2014
	Revenues	Expenses	Total
Derivative liabilities	$621,159	$-	$621,159

Summary of changes in the fair value of our Level 3 financial liabilities

The table below sets forth a summary of changes in the fair value of our Level 3 financial liabilities for the three months ended March 31, 2015:

	December 31, 2014	Recorded New Derivative Liabilities	Reclassification of Derivative Liabilities to Additional Paid in Capital	Change in Estimated Fair Value Recognized in Results of Operations	March 31, 2015
Derivative liabilities	$1,569,522	$1,684,496	$-	$142,922	$3,396,940

The table below sets forth a summary of changes in the fair value of our Level 3 financial liabilities for the three months ended March 31, 2014:

	December 31, 2013	Recorded New Derivative Liabilities	Reclassification of Derivative Liabilities to Additional Paid in Capital	Change in Estimated Fair Value Recognized in Results of Operations	March 31, 2014
Derivative liabilities	$1,619,021	$616,411	$-	$2,125,537	$4,360,969

	December 31, 2013	Recorded new Derivative Liabilities	Write off of Derivative Liabilities	Change in Estimated Fair Value Recognized in Results of Operations	December 31, 2014
Derivative liabilities	$1,619,021	$616,411	$(44,751)	$(621,159)	$1,569,522